DEFERRED TAX (Details) - GBP (£)		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
DEFERRED TAX (Details) [Line Items]
Income Statement, Effect of remeasurement of deferred tax utilisation		£ 6,000,000
Other Comphrensive Income, Effect of remeasurement of deferred tax utilisation			£ (5,000,000)
Write-Off On Capital Tax Losses			50.00%
Increase (decrease) in deferred tax expense (income) due to rate regulation		(50,000,000)
Deferred tax assets		2,666,000,000	£ 2,453,000,000
Recognised in respect of future tax benefit [member]
DEFERRED TAX (Details) [Line Items]
Deferred tax assets		24,000,000	90
Life assurance [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		254,000,000	371,000,000
UK [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		48,000,000	78,000,000
Current tax expense (income)		280,000,000
Foreign Tax Authority [Member]
DEFERRED TAX (Details) [Line Items]
Deferred tax assets		0
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		46,000,000	46,000,000
20 Years [Member] | Trading Losses [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		£ 35,000,000	36,000,000
Deferred Tax Assets, Expiration Term		20 years
Trading Losses [Member] | Trading Losses [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		£ 45,000,000	53,000,000
UK Corporation Tax [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%
Increase (decrease) in deferred tax liability (asset)		294,000,000
Current tax expense (income)		£ 1,389,000,000	£ 1,280,000,000	[1]	£ 1,240,000,000
Current year [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%
1 April 2020 [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	17.00%

[1]	Restated, see note 1.